Hedging activities and derivatives - Additional Information (Detail) € in Millions, ₨ in Millions, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Mar. 31, 2022 CNY (¥)
Disclosure of detailed information about hedges [line items]
Gain loss on hedge ineffectiveness, recognised in other comprehensive income | ₨	₨ 2,249	₨ 763	₨ 4,884
Cash Flow Hedge Reserve
Disclosure of detailed information about hedges [line items]
Deferred tax liability on cash flow edges, recognised in other comprehensive income | ₨	₨ 564	₨ 228	₨ 144
Cash Flow Hedge Reserve | CCS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 685	€ 39		$ 578	€ 41
Cash Flow Hedge Reserve | COS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				1,255			1,735
Cash Flow Hedge Reserve | POS | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				102			159
Cash Flow Hedge Reserve | Call Spread | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				400			699
Cash Flow Hedge Reserve | Foreign Currency Call Options | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				855			980
Cash Flow Hedge Reserve | Foreign Currency Forwards | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Hedging instruments, liability				$ 57	€ 18	¥ 4,674	$ 709	€ 0	¥ 2,580
Loan
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.25%	2.25%	2.25%
Borrowings, interest rate basis	3 months SOFR
Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.88%	2.88%	2.88%
Borrowings, interest rate basis	6 months LIBOR
Loan | Floating interest rate | Receiving interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, plus adjustment to interest rate basis				2.00%	2.00%	2.00%
Borrowings, interest rate basis	3 months LIBOR
Bottom of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.89%	4.89%	4.89%
Bottom of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.50%	4.50%	4.50%
Bottom of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.07%	4.07%	4.07%
Bottom of range [member] | Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				3.24%	3.24%	3.24%
Bottom of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				4.89%	4.89%	4.89%
Top of range [member] | INR | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				6.18%	6.18%	6.18%
Top of range [member] | US [Member] | Senior Secured Notes Included In Short Term Borrowings
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				5.88%	5.88%	5.88%
Top of range [member] | Loan | Paying interest [member]
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				9.79%	9.79%	9.79%
Top of range [member] | Loan | Floating interest rate
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				3.73%	3.73%	3.73%
Top of range [member] | Senior Secured Notes
Disclosure of detailed information about hedges [line items]
Borrowings, interest rate				6.18%	6.18%	6.18%